Note 4 - Balance Sheet Components	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
4.	Balance Sheet Components

Property and Equipment, Net

	2012	2013

Medical equipment	$215,639	$276,443
Computer equipment	30,871	32,143
Furniture and fixtures	13,293	13,293
	259,803	321,879
Less: Accumulated depreciation and amortization	(131,176)	(194,355)
Net property and equipment	$128,627	$127,524

Depreciation and amortization expense for the years ended December 31, 2012 and 2013 and for the cumulative period from September 21, 2005 (date of inception) to December 31, 2013 was $57,173, $66,120 and $239,475, respectively.

Accrued Liabilities

	2012	2013

Accrued settlement related costs	$263,560	$-
Accrued interest	8,987	312,075
Accrued severence pay	-	58,846
Accrued vacation	54,153	81,499
Accrued loan restructuring fees	-	27,288
Deferred rent	18,034	15,284
Other accruals	910	21,160
Total accrued liabilities	$345,644	$516,152